RELATED PARTY TRANSACTIONS - Additional information (Details) $ in Thousands				3 Months Ended	12 Months Ended
	May 11, 2021	Jan. 31, 2020	Jan. 01, 2020 Office	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Note payable to related party				$ 194	$ 193		$ 189
Lease term			5 years
Mondee Group LLC
Related Party Transaction [Line Items]
Percentage of service fee	10.00%
Interest rate				2.33%	2.33%	3.00%
Notes Receivable, Term				10 years	10 years
Number of units secured | shares				14,708	14,708
Related party borrowings						$ 5,000
CEO
Related Party Transaction [Line Items]
Interest rate				2.00%	2.00%
Note payable to related party				$ 194	$ 193		$ 189
LBF Travel Inc
Related Party Transaction [Line Items]
Interest rate		2.00%
Mike Melham
Related Party Transaction [Line Items]
Number of office spaces			2	2
Lease term				5 years